DERIVATIVE INSTRUMENTS (Narrative) (Details) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) lb $ / Pound $ / Pound	Dec. 31, 2019 CAD ($) lb
Disclosure of detailed information about financial instruments [line items]
Purchase of put options	$ 6,025	$ 2,834
Copper put option contracts one [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb	59.5	48.0
Purchase of put options	$ 1,742	$ 2,834
Copper put option contracts one [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	from January 2020	from February
Strike price | $ / Pound	2.30
Copper put option contracts one [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	to December 2020	to December 2019
Strike price | $ / Pound	2.60
Copper put option contracts two [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb	37.5
Purchase of put options	$ 1,514
Copper put option contracts two [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	from January 2021
Strike price | $ / Pound	2.80
Copper put option contracts two [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	to June 2021
Strike price | $ / Pound	3.20
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Purchase of put options	$ 916
Fuel call options outstanding at fair value	$ 278
Fuel call options [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	from April 2020
Fuel call options [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	to March 2021